Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Balance Sheet [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.1636	7.2672	7.2513
Balance Sheet [Member] | Hong Kong, Dollars
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.8499	7.8083	7.8363
Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.2143	7.2248	6.9536
Consolidated Statements Of Operations And Comprehensive Income, And Cash Flows [Member] | Hong Kong, Dollars
Summary of Significant Accounting Policies - Schedule of Foreign Currency Transactions (Details) [Line Items]
Foreign Currency Exchange Rate, Translation	7.7893	7.819	7.8373